SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other	$ 6,798	$ 9,602
Deferred tax assets	13,979	20,446
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Other	1,916	1,346
Other liabilities [Member]
IfrsStatementLineItems [Line Items]
Other	5,871	5,431
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Other	12	2,048
Decommissioning and restoration provision [member]
IfrsStatementLineItems [Line Items]
Other	2,671	2,554
Non capital losses [member]
IfrsStatementLineItems [Line Items]
Other	2,706	2,813
Capital losses [member]
IfrsStatementLineItems [Line Items]
Other		4,607
Inventories [member]
IfrsStatementLineItems [Line Items]
Other		858
Other assets [member]
IfrsStatementLineItems [Line Items]
Other		497
Mining tax [member]
IfrsStatementLineItems [Line Items]
Other	616	128
Other [member]
IfrsStatementLineItems [Line Items]
Other	$ 187	$ 164